Reversals (Impairments) of tangible and intangible assets and right-of-use assets - Main price assumptions for assessing the recoverability of oil & gas assets (Details)	12 Months Ended
Dec. 31, 2022 $ / MMBTU $ / bbl
2023
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	73
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	23.5
2025
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	63
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	13.5
2030
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	62
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	6
2040
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	53
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	6
2050
Reversals (Impairments) of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark | $ / bbl	43
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	5.3